Schedule of carrying value of financial instruments (Details) - CAD ($) $ in Thousands	Jul. 31, 2019	Jul. 31, 2018		Jul. 31, 2017	[1]
Assets
Cash and cash equivalents	$ 113,568	$ 99,042	[1]	$ 38,453
Restricted cash	22,350
Short-term investments	25,937	145,747	[1]
Trade receivables	19,693	644	[1]
Commodity taxes recoverable and other receivables	15,247	4,237
Convertible debenture receivable	13,354	10,000	[1]
Long term investments	14,277
Liabilities
Accounts payable and accrued liabilities	45,581	8,995	[1]
Warrant liability	493	3,130	[1]
Deferred rent liability	946
Term loan	33,374
Amortized cost of financial assets
Assets
Cash and cash equivalents	0	0
Restricted cash	0
Short-term investments	0	0
Trade receivables	19,693	644
Commodity taxes recoverable and other receivables	15,247	4,237
Convertible debenture receivable	0
Long term investments	0
Financial assets designated as FVTPL
Assets
Cash and cash equivalents	113,568	99,042
Restricted cash	22,350
Short-term investments	25,937	145,747
Trade receivables	0
Commodity taxes recoverable and other receivables	0
Convertible debenture receivable	13,354	10,000
Long term investments	14,277
Amortized cost of financial liabilities
Liabilities
Accounts payable and accrued liabilities	45,581	8,995
Warrant liability	0	0
Deferred rent liability	946
Term loan	33,374
Financial liabilities designated as FVTPL
Liabilities
Accounts payable and accrued liabilities	0	0
Warrant liability	493	$ 3,130
Deferred rent liability	0
Term loan	$ 0

[1]	Restated